Supplemental Condensed Consolidating Schedule of Cash Flows (Parenthetical) (Detail) (USD $) In Billions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Cash dividend received from guarantor subsidiaries	$ 1.8	$ 1.8
Settlement of inter-company balances through non-cash dividend and return of capital		$ 2.5